UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.6%	AAR Corp. (a)(b)	31,800	$697,692
	AeroVironment, Inc. (a)	1,200	33,708
	American Science & Engineering, Inc.	1,800	122,472
	Applied Signal Technology, Inc.	15,100	351,377
	Ceradyne, Inc. (a)	3,650	66,904
	Cubic Corp.	13,400	528,898
	Curtiss-Wright Corp.	20,200	689,426
	Esterline Technologies Corp. (a)	22,000	862,620
	Moog, Inc., Class A (a)	11,525	339,988
	Orbital Sciences Corp. (a)	28,300	423,651
	Stanley, Inc. (a)	5,300	136,316
	Teledyne Technologies, Inc. (a)	11,000	395,890
	Triumph Group, Inc.	2,300	110,377

			4,759,319

Air Freight & Logistics - 0.4%	Forward Air Corp.	4,400	101,860
	HUB Group, Inc., Class A (a)	29,100	664,935

			766,795

Airlines - 0.4%	SkyWest, Inc.	47,300	784,234

Auto Components - 0.2%	Spartan Motors, Inc.	34,900	179,386
	Standard Motor Products, Inc.	5,600	85,120
	Superior Industries International, Inc.	10,800	153,360

			417,866

Automobiles - 0.3%	Winnebago Industries, Inc.	37,200	547,212

Biotechnology - 0.8%	Cubist Pharmaceuticals, Inc. (a)	16,500	333,300
	Martek Biosciences Corp. (a)	25,200	569,268
	Regeneron Pharmaceuticals, Inc. (a)	19,300	372,490
	Savient Pharmaceuticals, Inc. (a)	18,150	275,880

			1,550,938

Building Products - 1.2%	Aaon, Inc.	5,520	110,842
	Apogee Enterprises, Inc.	29,000	435,580
	Gibraltar Industries, Inc.	16,500	218,955
	Griffon Corp. (a)	19,716	198,540
	Quanex Building Products Corp.	19,875	285,405
	Simpson Manufacturing Co., Inc.	16,300	411,738
	Universal Forest Products, Inc.	13,000	512,980

			2,174,040

Capital Markets - 1.9%	Greenhill & Co., Inc.	9,150	819,657
	Investment Technology Group, Inc. (a)	31,700	885,064
	LaBranche & Co., Inc. (a)	16,000	54,400
	optionsXpress Holdings, Inc.	7,900	136,512
	Piper Jaffray Cos. (a)	7,600	362,672
	SWS Group, Inc.	10,600	152,640
	Stifel Financial Corp. (a)	17,800	977,220

			3,388,165

Chemicals - 2.1%	American Vanguard Corp.	6,800	56,508
	Arch Chemicals, Inc.	12,200	365,878
	Balchem Corp.	7,400	194,620
	Calgon Carbon Corp. (a)	28,000	415,240
	H.B. Fuller Co.	35,500	741,950
	NewMarket Corp.	8,600	800,144
	OM Group, Inc. (a)	21,200	644,268
	Quaker Chemical Corp.	3,400	74,562
	Schulman A, Inc.	10,300	205,279

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Stepan Co.	3,400	$204,272
	Zep, Inc.	8,500	138,125

			3,840,846

Commercial Banks - 4.8%	Cascade Bancorp	9,100	11,011
	Central Pacific Financial Corp.	14,100	35,532
	Columbia Banking System, Inc.	10,000	165,500
	Community Bank System, Inc.	17,000	310,590
	East-West Bancorp, Inc.	39,020	323,866
	First BanCorp, Puerto Rico	93,000	283,650
	First Commonwealth Financial Corp.	73,900	419,752
	First Financial Bancorp	1,800	21,690
	First Financial Bankshares, Inc.	9,700	479,762
	Glacier Bancorp, Inc.	28,700	428,778
	Hancock Holding Co.	10,400	390,728
	Hanmi Financial Corp. (a)	100	164
	Independent Bank Corp./MA	9,800	216,874
	Independent Bank Corp./MI	100	190
	NBT Bancorp, Inc.	15,000	338,100
	Nara Bancorp, Inc.	34,400	239,080
	National Penn Bancshares, Inc.	12,100	73,931
	Old National Bancorp	41,400	463,680
	Pinnacle Financial Partners, Inc. (a)	14,900	189,379
	PrivateBancorp, Inc.	15,850	387,691
	Prosperity Bancshares, Inc.	21,290	740,679
	S&T Bancorp, Inc.	10,500	136,080
	Signature Bank (a)	18,700	542,300
	Simmons First National Corp., Class A	4,600	132,526
	The South Financial Group, Inc.	100	147
	Sterling Bancorp	4,700	33,934
	Sterling Bancshares, Inc.	38,100	278,511
	Sterling Financial Corp.	16	32
	Susquehanna Bancshares, Inc.	33,900	199,671
	Tompkins Trustco, Inc.	2,800	122,360
	UCBH Holdings, Inc.	100	80
	UMB Financial Corp.	14,500	586,380
	Umpqua Holdings Corp.	37,700	399,620
	United Bankshares, Inc.	19,000	372,210
	United Community Banks, Inc. (a)	19,700	98,500
	Whitney Holding Corp.	10,300	98,262
	Wilshire Bancorp, Inc.	38,800	284,792

			8,806,032

Commercial Services & Supplies - 2.7%	ABM Industries, Inc. (b)	10,200	214,608
	ATC Technology Corp. (a)	21,450	423,852
	Bowne & Co., Inc.	38,792	298,698
	Consolidated Graphics, Inc. (a)	16,000	399,200
	G&K Services, Inc., Class A	19,900	440,984
	The Geo Group, Inc. (a)	13,400	270,278
	Healthcare Services Group, Inc.	22,300	409,428
	Interface, Inc., Class A	26,300	218,290
	Mobile Mini, Inc. (a)	4,700	81,592
	SYKES Enterprises, Inc. (a)	14,800	308,136
	The Standard Register Co.	13,400	78,792
	Tetra Tech, Inc. (a)	21,100	559,783

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	United Stationers, Inc. (a)	16,500	$785,565
	Viad Corp.	21,500	428,065

			4,917,271

Communications Equipment - 2.6%	Arris Group, Inc. (a)	73,701	958,850
	Bel Fuse, Inc.	9,600	182,688
	Black Box Corp.	16,800	421,512
	Blue Coat Systems, Inc. (a)	17,100	386,289
	Comtech Telecommunications Corp. (a)	12,530	416,247
	Digi International, Inc. (a)	8,700	74,124
	Harmonic, Inc. (a)	41,400	276,552
	NETGEAR, Inc. (a)	27,600	506,460
	Network Equipment Technologies, Inc. (a)	33,000	238,590
	PC-Tel, Inc. (a)	13,000	81,250
	Symmetricom, Inc. (a)	55,000	284,900
	Tekelec (a)	44,200	726,206
	Tollgrade Communications, Inc. (a)	8,100	52,488
	Viasat, Inc. (a)	4,700	124,926

			4,731,082

Computers & Peripherals - 0.7%	Avid Technology, Inc. (a)	16,233	228,723
	Hutchinson Technology, Inc. (a)	2,800	19,880
	Intermec, Inc. (a)	38,300	540,030
	Novatel Wireless, Inc. (a)	16,800	190,848
	Synaptics, Inc. (a)	11,600	292,320

			1,271,801

Construction & Engineering - 1.0%	Comfort Systems USA, Inc.	18,100	209,779
	EMCOR Group, Inc. (a)	39,800	1,007,736
	Insituform Technologies, Inc., Class A (a)	30,700	587,598

			1,805,113

Construction Materials - 0.4%	Eagle Materials, Inc.	13,800	394,404
	Headwaters, Inc. (a)	11,200	43,344
	Texas Industries, Inc.	8,400	352,716

			790,464

Consumer Finance - 0.8%	Cash America International, Inc.	22,100	666,536
	First Cash Financial Services, Inc. (a)	14,000	239,820
	Rewards Network, Inc. (a)	6,266	86,095
	World Acceptance Corp. (a)	15,700	395,797

			1,388,248

Containers & Packaging - 0.7%	Myers Industries, Inc.	10,340	111,362
	Rock-Tenn Co., Class A	24,000	1,130,640

			1,242,002

Distributors - 0.0%	Audiovox Corp., Class A (a)	8,700	59,595

Diversified Consumer Services - 1.3%	American Public Education, Inc. (a)	1,900	66,006
	Capella Education Co. (a)	6,600	444,444
	Coinstar, Inc. (a)	9,000	296,820
	Hillenbrand, Inc.	45,650	929,890
	Pre-Paid Legal Services, Inc. (a)	8,300	421,640
	Universal Technical Institute, Inc. (a)	11,500	226,550

			2,385,350

Diversified Financial Services - 0.3%	Financial Federal Corp.	20,900	515,812
	Portfolio Recovery Associates, Inc. (a)	2,300	104,259

			620,071

Diversified Telecommunication Services - 0.5%	Cbeyond Communications, Inc. (a)	11,000	177,430
	General Communication, Inc., Class A (a)	24,400	167,384

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Iowa Telecommunications Services, Inc.	13,500	$170,100
	Neutral Tandem, Inc. (a)	16,530	376,223

			891,137

Electric Utilities - 0.5%	Allete, Inc.	4,500	151,065
	El Paso Electric Co. (a)	4,600	81,282
	UIL Holdings Corp.	3,100	81,809
	Unisource Energy Corp.	16,600	510,450

			824,606

Electrical Equipment - 2.3%	A.O. Smith Corp.	11,500	438,150
	AZZ, Inc. (a)	1,000	40,170
	Acuity Brands, Inc.	28,300	911,543
	Baldor Electric Co.	12,140	331,908
	Belden, Inc.	22,600	522,060
	Brady Corp.	16,100	462,392
	C&D Technologies, Inc. (a)	100	215
	Encore Wire Corp.	9,000	201,060
	II-VI, Inc. (a)	10,900	277,296
	Magnetek, Inc. (a)	6,700	10,452
	Regal-Beloit Corp.	22,900	1,046,759
	SunPower Corp., Class B (a)	1	25

			4,242,030

Electronic Equipment, Instruments & Components - 4.4%	Agilysys, Inc.	10,600	69,854
	Anixter International, Inc. (a)	19,800	794,178
	Bell Microproducts, Inc. (a)	900	3,141
	Benchmark Electronics, Inc. (a)	46,450	836,100
	Brightpoint, Inc. (a)	69,330	606,637
	CTS Corp.	41,400	385,020
	Checkpoint Systems, Inc. (a)	19,700	323,868
	Cognex Corp.	16,800	275,184
	DTS, Inc. (a)	7,100	194,398
	Electro Scientific Industries, Inc. (a)	9,800	131,222
	Faro Technologies, Inc. (a)	6,300	108,234
	Gerber Scientific, Inc. (a)	2,000	11,960
	Insight Enterprises, Inc. (a)	21,400	261,294
	Keithley Instruments, Inc.	1,500	8,310
	Littelfuse, Inc. (a)	3,000	78,720
	LoJack Corp. (a)	3,400	17,306
	MTS Systems Corp.	7,800	227,838
	Mercury Computer Systems, Inc. (a)	27,100	267,206
	Methode Electronics, Inc.	42,000	364,140
	Newport Corp. (a)	13,000	113,880
	Park Electrochemical Corp.	8,300	204,595
	Plexus Corp. (a)	20,400	537,336
	Radisys Corp. (a)	31,600	274,604
	Rogers Corp. (a)	8,600	257,742
	SYNNEX Corp. (a)	13,600	414,528
	ScanSource, Inc. (a)	20,600	583,392
	TTM Technologies, Inc. (a)	41,200	472,564
	Technitrol, Inc.	15,600	143,676

			7,966,927

Energy Equipment & Services - 3.6%	Atwood Oceanics, Inc. (a)	20,100	708,927
	Bristow Group, Inc. (a)	17,900	531,451
	CARBO Ceramics, Inc.	3,800	195,890

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Dril-Quip, Inc. (a)	10,000	$496,400
	Gulf Island Fabrication, Inc.	8,200	153,668
	Hornbeck Offshore Services, Inc. (a)	4,800	132,288
	Lufkin Industries, Inc.	11,800	627,524
	Matrix Service Co. (a)	31,400	341,318
	NATCO Group, Inc., Class A (a)	8,500	376,380
	Oil States International, Inc. (a)	32,000	1,124,160
	SEACOR Holdings, Inc. (a)	13,500	1,102,005
	Seahawk Drilling, Inc. (a)	5,500	170,995
	Tetra Technologies, Inc. (a)	59,650	578,009

			6,539,015

Food & Staples Retailing - 0.9%	The Andersons, Inc.	7,600	267,520
	Casey’s General Stores, Inc.	22,700	712,326
	Nash Finch Co.	12,400	339,016
	United Natural Foods, Inc. (a)	12,100	289,432

			1,608,294

Food Products - 1.7%	Cal-Maine Foods, Inc.	14,000	374,780
	Darling International, Inc. (a)	34,674	254,854
	Diamond Foods, Inc.	6,500	206,180
	Green Mountain Coffee Roasters, Inc. (a)	13,980	1,032,283
	Hain Celestial Group, Inc. (a)	16,900	323,973
	J&J Snack Foods Corp.	100	4,319
	Lance, Inc.	13,500	348,570
	Sanderson Farms, Inc.	7,400	278,536
	TreeHouse Foods, Inc. (a)	8,600	306,762

			3,130,257

Gas Utilities - 2.5%	Atmos Energy Corp.	34,300	966,574
	The Laclede Group, Inc.	20,100	646,416
	New Jersey Resources Corp.	27,950	1,014,865
	Northwest Natural Gas Co.	13,300	554,078
	Piedmont Natural Gas Co.	27,200	651,168
	South Jersey Industries, Inc.	6,800	240,040
	Southwest Gas Corp.	22,700	580,666

			4,653,807

Health Care Equipment & Supplies - 3.6%	Abaxis, Inc. (a)	8,700	232,725
	Align Technology, Inc. (a)	30,000	426,600
	American Medical Systems Holdings, Inc. (a)	48,100	813,852
	Analogic Corp.	5,300	196,206
	CONMED Corp. (a)	26,600	509,922
	The Cooper Cos., Inc.	29,279	870,465
	Cyberonics, Inc. (a)	12,600	200,844
	Greatbatch, Inc. (a)	3,700	83,139
	Haemonetics Corp. (a)	7,500	420,900
	ICU Medical, Inc. (a)	6,100	224,846
	Integra LifeSciences Holdings Corp. (a)	2,100	71,715
	Invacare Corp.	28,100	626,068
	Kensey Nash Corp. (a)	14,400	416,880
	Meridian Bioscience, Inc.	9,315	232,968
	Merit Medical Systems, Inc. (a)	3,200	55,456
	Natus Medical, Inc. (a)	10,700	165,101
	Osteotech, Inc. (a)	13,800	61,410
	Palomar Medical Technologies, Inc. (a)	6,500	105,365
	SurModics, Inc. (a)	5,700	140,220

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Theragenics Corp. (a)	37,300	$59,680
	West Pharmaceutical Services, Inc.	14,300	580,723
	Zoll Medical Corp. (a)	8,300	178,616

			6,673,701

Health Care Providers & Services - 5.7%	AMERIGROUP Corp. (a)	24,700	547,599
	AMN Healthcare Services, Inc. (a)	11,500	109,365
	Air Methods Corp. (a)	12,400	403,868
	Almost Family, Inc. (a)	50	1,488
	Amedisys, Inc. (a)	8,000	349,040
	Amsurg Corp. (a)	16,100	341,803
	Catalyst Health Solutions, Inc. (a)	28,600	833,690
	Centene Corp. (a)	34,100	645,854
	Chemed Corp.	4,300	188,727
	Corvel Corp. (a)	3,500	99,400
	Genoptix, Inc. (a)	3,480	121,034
	Gentiva Health Services, Inc. (a)	26,500	662,765
	HMS Holdings Corp. (a)	7,100	271,433
	Hanger Orthopedic Group, Inc. (a)	14,900	206,663
	HealthSpring, Inc. (a)	20,350	249,287
	Healthways, Inc. (a)	3,900	59,748
	IPC The Hospitalist Co., Inc. (a)	2,330	73,279
	inVentiv Health, Inc. (a)	29,100	486,843
	LHC Group, Inc. (a)	5,800	173,594
	Landauer, Inc.	1,400	76,972
	MWI Veterinary Supply, Inc. (a)	5,700	227,715
	Magellan Health Services, Inc. (a)	26,240	815,014
	MedCath Corp. (a)	7,200	63,144
	Mednax, Inc. (a)	16,500	906,180
	Molina Healthcare, Inc. (a)	15,740	325,661
	Odyssey HealthCare, Inc. (a)	12,700	158,750
	PSS World Medical, Inc. (a)	43,595	951,679
	PharMerica Corp. (a)	26,500	492,105
	RehabCare Group, Inc. (a)	17,400	377,406
	Res-Care, Inc. (a)	11,600	164,836

			10,384,942

Health Care Technology - 0.6%	Computer Programs & Systems, Inc.	3,700	153,217
	Eclipsys Corp. (a)	17,579	339,275
	Omnicell, Inc. (a)	12,400	138,136
	Phase Forward, Inc. (a)	9,800	137,592
	Quality Systems, Inc.	5,000	307,850

			1,076,070

Hotels, Restaurants & Leisure - 2.3%	Buffalo Wild Wings, Inc. (a)	8,400	349,524
	CEC Entertainment, Inc. (a)	5,200	134,472
	CKE Restaurants, Inc.	50,000	524,500
	Cracker Barrel Old Country Store, Inc.	9,600	330,240
	DineEquity, Inc.	2,100	51,975
	Interval Leisure Group, Inc. (a)	16,000	199,680
	Jack in the Box, Inc. (a)	18,600	381,114
	O’Charleys, Inc.	30,400	284,848
	P.F. Chang’s China Bistro, Inc. (a)	10,100	343,097
	Papa John’s International, Inc. (a)	9,000	221,130
	Peet’s Coffee & Tea, Inc. (a)	4,600	129,858
	Pinnacle Entertainment, Inc. (a)	12,500	127,375

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ruby Tuesday, Inc. (a)	21,400	$180,188
	Ruth’s Hospitality Group, Inc. (a)	2,200	9,284
	Shuffle Master, Inc. (a)	51,800	487,956
	Sonic Corp. (a)	19,000	210,140
	The Steak n Shake Co. (a)	12,000	141,240
	Texas Roadhouse, Inc., Class A (a)	10,900	115,758

			4,222,379

Household Durables - 0.5%	Ethan Allen Interiors, Inc.	1,000	16,500
	Helen of Troy Ltd. (a)	6,600	128,238
	Kid Brands, Inc. (a)	10,100	62,620
	La-Z-Boy, Inc.	24,000	207,600
	M/I Homes, Inc. (a)	6,100	82,899
	Meritage Homes Corp. (a)	14,600	296,380
	Standard-Pacific Corp. (a)	33,600	123,984

			918,221

Household Products - 0.4%	Central Garden & Pet Co., Class A (a)	48,950	535,024
	WD-40 Co.	6,400	181,760

			716,784

IT Services - 2.2%	CACI International, Inc., Class A (a)	14,000	661,780
	CSG Systems International, Inc. (a)	33,900	542,739
	Ciber, Inc. (a)	20,900	83,600
	CyberSource Corp. (a)	20,800	346,736
	Forrester Research, Inc. (a)	8,200	218,448
	Heartland Payment Systems, Inc.	37,100	538,321
	Integral Systems, Inc. (a)	5,200	35,880
	MAXIMUS, Inc.	8,100	377,460
	Perot Systems Corp., Class A (a)	3,377	100,297
	Startek, Inc. (a)	21,500	186,620
	TeleTech Holdings, Inc. (a)	29,100	496,446
	Wright Express Corp. (a)	17,000	501,670

			4,089,997

Industrial Conglomerates - 0.1%	Standex International Corp.	3,500	69,405
	Tredegar Corp.	9,000	130,500

			199,905

Insurance - 3.5%	American Physicians Capital, Inc.	6,266	180,523
	Amerisafe, Inc. (a)	8,800	151,800
	Delphi Financial Group, Inc., Class A	32,750	741,132
	eHealth, Inc. (a)	24,400	354,288
	Employers Holdings, Inc.	22,500	348,300
	Infinity Property & Casualty Corp.	6,400	271,872
	National Financial Partners Corp.	19,200	167,424
	Navigators Group, Inc. (a)	13,000	715,000
	Presidential Life Corp.	7,200	74,592
	ProAssurance Corp. (a)	14,500	756,755
	RLI Corp.	8,400	443,352
	Safety Insurance Group, Inc.	17,273	568,627
	Selective Insurance Group, Inc.	22,182	348,923
	Stewart Information Services Corp.	8,500	105,145
	Tower Group, Inc.	29,470	718,773
	Zenith National Insurance Corp.	15,450	477,405

			6,423,911

Internet & Catalog Retail - 0.9%	Blue Nile, Inc. (a)	3,400	211,208
	HSN, Inc. (a)	36,900	600,732

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Nutri/System, Inc.	27,500	$419,650
	PetMed Express, Inc.	9,000	169,650
	Stamps.com, Inc. (a)	8,500	78,625
	Ticketmaster Entertainment (a)	22,000	257,180

			1,737,045

Internet Software & Services - 0.8%	DealerTrack Holdings, Inc. (a)	20,500	387,655
	Infospace, Inc. (a)	12,800	99,072
	j2 Global Communications, Inc. (a)	14,300	329,043
	Perficient, Inc. (a)	11,600	95,932
	United Online, Inc.	63,500	510,540

			1,422,242

Leisure Equipment & Products - 0.9%	Brunswick Corp.	41,200	493,576
	Nautilus, Inc. (a)	100	170
	Polaris Industries, Inc.	10,900	444,502
	Pool Corp.	11,500	255,530
	RC2 Corp. (a)	10,600	151,050
	Sturm Ruger & Co., Inc.	22,400	289,856

			1,634,684

Life Sciences Tools & Services - 0.6%	Dionex Corp. (a)	4,800	311,856
	Enzo Biochem, Inc. (a)	26	184
	eResearch Technology, Inc. (a)	19,500	136,500
	Kendle International, Inc. (a)	4,100	68,552
	Parexel International Corp. (a)	15,900	216,081
	Varian, Inc. (a)	5,500	280,830

			1,014,003

Machinery - 3.5%	Actuant Corp., Class A	17,100	274,626
	Albany International Corp., Class A	1,900	36,860
	Astec Industries, Inc. (a)	2,100	53,487
	Badger Meter, Inc.	2,600	100,594
	Barnes Group, Inc.	17,800	304,202
	Briggs & Stratton Corp.	11,900	230,979
	CIRCOR International, Inc.	16,700	471,942
	Clarcor, Inc.	16,000	501,760
	ESCO Technologies, Inc. (a)	8,900	350,660
	Gardner Denver, Inc. (a)	23,700	826,656
	John Bean Technologies Corp.	26,602	483,358
	Kaydon Corp.	10,258	332,564
	Lindsay Manufacturing Co.	1,500	59,070
	Lydall, Inc. (a)	500	2,630
	Mueller Industries, Inc.	29,200	697,004
	Robbins & Myers, Inc.	16,600	389,768
	Toro Co.	10,900	433,493
	Watts Water Technologies, Inc., Class A	25,800	780,450

			6,330,103

Media - 0.2%	Arbitron, Inc.	5,700	118,332
	EW Scripps Co.	13,660	102,450
	Live Nation, Inc. (a)	11,800	96,642

			317,424

Metals & Mining - 0.2%	A.M. Castle & Co.	5,700	56,658
	AMCOL International Corp.	2,800	64,092
	Brush Engineered Materials, Inc. (a)	8,100	198,126
	Century Aluminum Co. (a)	2,100	19,635

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Olympic Steel, Inc.	50	$1,435
	RTI International Metals, Inc. (a)	4,900	122,059

			462,005

Multi-Utilities - 0.5%	Avista Corp.	11,700	236,574
	CH Energy Group, Inc.	13,800	611,478

			848,052

Multiline Retail - 0.4%	Fred’s, Inc.	36,400	463,372
	Tuesday Morning Corp. (a)	61,300	255,008

			718,380

Oil, Gas & Consumable Fuels - 2.3%	Holly Corp.	11,300	289,506
	Penn Virginia Corp.	19,700	451,327
	Petroleum Development Corp. (a)	19,200	358,272
	Petroquest Energy, Inc. (a)	16,700	108,383
	St. Mary Land & Exploration Co.	29,200	947,832
	Stone Energy Corp. (a)	42,400	691,544
	Swift Energy Co. (a)	25,500	603,840
	World Fuel Services Corp.	17,600	846,032

			4,296,736

Paper & Forest Products - 1.0%	Buckeye Technologies, Inc. (a)	18,000	193,140
	Clearwater Paper Corp. (a)	11,200	462,896
	Deltic Timber Corp.	300	13,731
	Neenah Paper, Inc.	6,800	80,036
	Pope & Talbot, Inc. (a)	100	1
	Schweitzer-Mauduit International, Inc.	14,900	809,964
	Wausau Paper Corp.	19,600	196,000

			1,755,768

Personal Products - 0.2%	Chattem, Inc. (a)	5,900	391,819

Pharmaceuticals - 0.9%	Par Pharmaceutical Cos., Inc. (a)	29,100	625,941
	Salix Pharmaceuticals Ltd. (a)	22,500	478,350
	Sepracor, Inc. (a)	16,000	366,400
	ViroPharma, Inc. (a)	12,000	115,440

			1,586,131

Professional Services - 1.0%	Administaff, Inc.	20,100	528,027
	CDI Corp.	6,200	87,110
	Exponent, Inc. (a)	6,500	183,105
	Heidrick & Struggles International, Inc.	7,700	179,102
	Spherion Corp. (a)	24,200	150,282
	TrueBlue, Inc. (a)	43,000	605,010
	Volt Information Sciences, Inc. (a)	2,100	25,662

			1,758,298

Real Estate Investment Trusts (REITs) - 6.5%	Acadia Realty Trust	36	543
	BioMed Realty Trust, Inc.	69,200	954,960
	Cedar Shopping Centers, Inc.	27,900	179,955
	Colonial Properties Trust	22,800	221,844
	DiamondRock Hospitality Co.	53,200	430,920
	Eastgroup Properties, Inc.	10,700	408,954
	Entertainment Properties Trust	28,400	969,576
	Extra Space Storage, Inc.	35,800	377,690
	Franklin Street Properties Corp.	35,100	459,810
	Healthcare Realty Trust, Inc.	25,400	536,702
	Home Properties, Inc.	14,100	607,569
	Inland Real Estate Corp.	27,800	243,528
	Kilroy Realty Corp.	18,400	510,416

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kite Realty Group Trust	19,100	$79,647
	LTC Properties, Inc.	9,100	218,764
	LaSalle Hotel Properties	29,750	584,885
	Lexington Corporate Properties Trust	40,161	204,821
	Medical Properties Trust, Inc.	31,800	248,358
	Mid-America Apartment Communities, Inc.	6,300	284,319
	National Retail Properties, Inc.	37,300	800,831
	PS Business Parks, Inc.	6,100	313,052
	Parkway Properties, Inc.	28,500	561,450
	Pennsylvania Real Estate Investment Trust	13,200	100,452
	Post Properties, Inc.	20,700	372,600
	Senior Housing Properties Trust	58,120	1,110,673
	Sovran Self Storage, Inc.	8,900	270,827
	Tanger Factory Outlet Centers, Inc.	16,000	597,440
	Urstadt Biddle Properties, Inc., Class A	12,400	180,916

			11,831,502

Real Estate Management & Development - 0.0%	Forestar Group, Inc. (a)	4,700	80,746

Road & Rail - 0.5%	Arkansas Best Corp.	10,600	317,364
	Heartland Express, Inc.	7,833	112,795
	Knight Transportation, Inc.	16,800	281,904
	Old Dominion Freight Line, Inc. (a)	6,300	191,709

			903,772

Semiconductors & Semiconductor Equipment - 4.3%	ATMI, Inc. (a)	5,500	99,825
	Actel Corp. (a)	9,800	119,266
	Advanced Energy Industries, Inc. (a)	1,900	27,056
	Brooks Automation, Inc. (a)	2,514	19,433
	Cabot Microelectronics Corp. (a)	4,500	156,870
	Cymer, Inc. (a)	7,400	287,564
	Cypress Semiconductor Corp. (a)	91,960	949,947
	DSP Group, Inc. (a)	34,300	279,202
	Diodes, Inc. (a)	7,050	127,534
	Exar Corp. (a)	13,700	100,695
	FEI Co. (a)	9,500	234,175
	Hittite Microwave Corp. (a)	8,800	323,664
	Kopin Corp. (a)	78,300	375,840
	Kulicke & Soffa Industries, Inc. (a)	28,600	172,458
	MKS Instruments, Inc. (a)	21,700	418,593
	Microsemi Corp. (a)	37,900	598,441
	Rudolph Technologies, Inc. (a)	10,800	79,920
	Sigma Designs, Inc. (a)	12,000	174,360
	Skyworks Solutions, Inc. (a)(b)	80,400	1,064,496
	Standard Microsystems Corp. (a)	19,300	447,953
	Supertex, Inc. (a)	6,000	180,000
	TriQuint Semiconductor, Inc. (a)	44,385	342,652
	Varian Semiconductor Equipment Associates, Inc. (a)	28,650	940,866
	Veeco Instruments, Inc. (a)	16,800	391,776

			7,912,586

Software - 2.8%	Blackbaud, Inc.	9,200	213,440
	CommVault Systems, Inc. (a)	18,000	373,500
	Concur Technologies, Inc. (a)	15,100	600,376
	EPIQ Systems, Inc. (a)	4,750	68,875

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Epicor Software Corp. (a)	24,300	$154,791
	JDA Software Group, Inc. (a)	22,400	491,456
	MSC.Software Corp. (a)	15,000	126,150
	Manhattan Associates, Inc. (a)	25,000	505,000
	NetScout Systems, Inc. (a)	14,900	201,299
	Progress Software Corp. (a)	9,600	217,440
	SPSS, Inc. (a)	13,091	653,895
	Smith Micro Software, Inc. (a)	11,200	138,432
	Sonic Solutions, Inc. (a)	31,400	186,202
	THQ, Inc. (a)	53,800	367,992
	Take-Two Interactive Software, Inc. (a)	19,901	223,090
	Taleo Corp., Class A (a)	6,000	135,840
	Tyler Technologies, Inc. (a)	3,900	66,651
	Websense, Inc. (a)	20,700	347,760

			5,072,189

Specialty Retail - 4.0%	Big 5 Sporting Goods Corp.	10,000	151,000
	The Buckle, Inc.	5,150	175,821
	Cabela’s, Inc., Class A (a)	7,300	97,382
	The Cato Corp., Class A	26,050	528,555
	The Children’s Place Retail Stores, Inc. (a)	10,400	311,584
	Christopher & Banks Corp.	16,050	108,658
	Dress Barn, Inc. (a)	19,500	349,635
	The Finish Line, Inc., Class A	22,700	230,632
	Genesco, Inc. (a)	20,200	486,214
	Group 1 Automotive, Inc.	11,200	300,720
	Gymboree Corp. (a)	12,900	624,102
	Hibbett Sports, Inc. (a)	11,800	215,114
	Jo-Ann Stores, Inc. (a)	11,200	300,496
	Jos. A. Bank Clothiers, Inc. (a)	4,225	189,153
	Lithia Motors, Inc., Class A	8,000	124,720
	MarineMax, Inc. (a)	2,200	17,182
	Men’s Wearhouse, Inc.	23,000	568,100
	Midas, Inc. (a)	6,500	61,100
	OfficeMax, Inc.	32,000	402,560
	The Pep Boys - Manny, Moe & Jack	38,500	376,145
	Sonic Automotive, Inc.	13,200	138,600
	Stage Stores, Inc.	17,725	229,716
	Stein Mart, Inc. (a)	12,000	152,520
	Tractor Supply Co. (a)	22,330	1,081,219
	Zale Corp. (a)	15,000	107,250

			7,328,178

Textiles, Apparel & Luxury Goods - 2.3%	Carter’s, Inc. (a)	36,700	979,890
	Crocs, Inc. (a)	31,300	208,145
	Deckers Outdoor Corp. (a)	5,800	492,130
	Iconix Brand Group, Inc. (a)	30,900	385,323
	Liz Claiborne, Inc.	35,400	174,522
	Maidenform Brands, Inc. (a)	10,800	173,448
	Movado Group, Inc.	6,400	92,992
	Oxford Industries, Inc.	24,200	476,740
	Perry Ellis International, Inc. (a)	4,900	78,596
	Skechers U.S.A., Inc., Class A (a)	2,900	49,706
	True Religion Apparel, Inc. (a)	5,310	137,688

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Unifirst Corp.	1,400	$62,230
	Wolverine World Wide, Inc.	34,350	853,254

			4,164,664

Thrifts & Mortgage Finance - 0.1%	Brookline Bancorp, Inc.	3,400	33,048
	TrustCo Bank Corp. NY	30,900	193,125

			226,173

Tobacco - 0.1%	Alliance One International, Inc. (a)	35,400	158,592

Trading Companies & Distributors - 0.8%	Applied Industrial Technologies, Inc.	29,825	631,097
	Kaman Corp., Class A	10,300	226,394
	Watsco, Inc.	10,390	560,125

			1,417,616

Water Utilities - 0.0%	American States Water Co.	2,100	75,978

Wireless Telecommunication Services - 0.0%	Centennial Communications Corp. (a)	10,456	83,439

	Total Common Stocks - 95.3%		174,336,552

	Exchange-Traded Funds

	iShares S&P SmallCap 600 Index Fund (b)	34,982	1,829,559

	Total Exchange-Traded Funds - 1.0%		1,829,559

	Other Interests (c)	Beneficial Interest (000)

Wireless Telecommunication Services - 0.0%	Price Communications Corp. Liquidating Trust	$13	—

	Total Other Interests - 0.0%		—

	Total Long-Term Investments (Cost - $157,704,568) - 96.3%		176,166,111

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempCash 0.28% (d)(e)	7,223,950	7,223,950

	Total Short-Term Securities (Cost - $7,223,950) - 3.9%		7,223,950

	Total Investments (Cost - $164,928,518*) - 100.2%		183,390,061
	Liabilities in Excess of Other Assets - (0.2)%		(452,387)

	Net Assets - 100.0%		$182,937,674

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$172,960,963

Gross unrealized appreciation	$26,287,350
Gross unrealized depreciation	(15,858,252)

Net unrealized appreciation	$10,429,098

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	7,223,950	$20,278
BlackRock Liquidity Series, LLC Cash Sweep Series	$(7,872,276)	$11,621

(e)	Represents the current yield as of report date.

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

128	Russell 2000 Index	December 2009	$7,609,916	$108,484

•	Fair Value Measurements - various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$176,166,111
Short-Term Securities	7,223,950

Total Level 1	183,390,061

Level 2	—
Level 3	—

Total	$183,390,061

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Assets

Level 1	$108,484
Level 2	—
Level 3	—

Total	$108,484

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: November 20, 2009